UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05021

Dreyfus Premier Short-Intermediate Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	03/31
Date of reporting period:	06/30/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Short-Intermediate Municipal Bond Fund
June 30, 2017 (Unaudited)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.2%	Rate (%)	Date	Amount ($)	Value ($)
Alabama - 1.1%
Alabama Public School and College
Authority,
Capital Improvement Revenue	5.00	1/1/19	5,000,000	5,295,250
Arizona - 3.5%
Arizona School Facilities Board,
COP	5.00	9/1/20	2,500,000	2,781,025
Phoenix Civic Improvement Corporation,
Junior Lien Wastewater System Revenue	5.00	7/1/21	3,880,000	4,436,547
Salt River Project Agricultural Improvement
and Power District,
Salt River Project Electric System
Revenue	5.00	1/1/21	5,000,000	5,653,500
Tucson,
Water System Revenue	5.00	7/1/20	3,000,000	3,338,070
				16,209,142
Arkansas - .2%
Arkansas Development Finance Authority,
HR (Washington Regional Medical
Center)	5.00	2/1/20	1,070,000	1,163,015
California - 3.8%
California,
GO (Various Purpose)	5.00	12/1/19	3,105,000	3,395,504
California State Public Works Board,
LR (Judicial Council of California) (New
Stockton Courthouse)	5.00	10/1/19	1,500,000	1,631,370
California State Public Works Board,
LR (Various Capital Projects)	5.00	11/1/21	1,050,000	1,212,131
Golden State Tobacco Securitization
Corporation,
Revenue	5.00	6/1/21	2,700,000	3,037,500
Los Angeles Department of Airports,
Subordinate Revenue (Los Angeles
International Airport)	5.00	5/15/22	1,000,000	1,157,910
Los Angeles Harbor Department,
Revenue	5.00	8/1/21	3,400,000	3,885,588
North Natomas Community Facilities
District Number 4,
Special Tax Bonds	5.00	9/1/17	1,430,000	1,439,166
University of California Regents,
General Revenue	5.00	5/15/20	1,500,000	1,666,245
				17,425,414
Colorado - 1.5%
City and County of Denver,
Airport System Subordinate Revenue	5.00	11/15/18	1,180,000	1,241,242
Colorado Educational and Cultural Facilities
Authority,
Revenue (Johnson and Wales University
Project)	5.00	4/1/18	2,000,000	2,054,060

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.2% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Colorado - 1.5% (continued)
Platte River Power Authority,
Power Revenue	5.00	6/1/20	3,220,000	3,576,840
				6,872,142
Connecticut - 1.5%
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	4.00	9/1/18	2,750,000	2,838,028
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	8/1/19	1,500,000	1,609,065
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	9/1/21	2,000,000	2,259,320
				6,706,413
District of Columbia - 1.5%
District of Columbia,
Income Tax Secured Revenue	5.00	12/1/20	1,460,000	1,596,452
Metropolitan Washington D.C. Airports
Authority,
Airport Systems Revenue	5.00	10/1/22	4,635,000	5,393,240
				6,989,692
Florida - 10.9%
Citizens Property Insurance Corporation,
Coastal Account Senior Secured Revenue	5.00	6/1/20	5,700,000	6,221,607
Citizens Property Insurance Corporation,
Personal Lines Account/Commercial
Lines Account Senior Secured Revenue	5.00	6/1/19	5,000,000	5,360,050
Citizens Property Insurance Corporation,
Personal Lines Account/Commercial
Lines Account Senior Secured Revenue	5.00	6/1/20	6,950,000	7,670,923
Florida Department of Transportation,
Turnpike Revenue	5.00	7/1/19	3,270,000	3,524,635
Florida Department of Transportation,
Turnpike Revenue	5.00	7/1/20	1,850,000	2,059,624
Florida Municipal Power Agency,
All-Requirements Power Supply Project
Revenue	5.00	10/1/20	1,000,000	1,117,110
Greater Orlando Aviation Authority,
Airport Facilities Revenue	5.00	10/1/20	1,000,000	1,113,050
Hillsborough County,
Solid Waste and Resource Recovery
Revenue	5.00	9/1/21	1,240,000	1,401,324
Lee County,
Solid Waste System Revenue	5.00	10/1/21	3,150,000	3,535,371
Lee County,
Transportation Facilities Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	10/1/19	1,200,000	1,300,608
Miami-Dade County,
Aviation Revenue	5.00	10/1/20	3,100,000	3,438,954
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/21	2,400,000	2,759,736

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.2% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Florida - 10.9% (continued)
Orlando Utilities Commission,
Utility System Revenue	5.25	10/1/21	1,660,000	1,925,899
Orlando-Orange County Expressway
Authority,
Revenue (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/21	4,710,000	5,252,592
Palm Beach County Health Facilities
Authority,
Retirement Community Revenue (Adult
Communities Total Services, Inc.
Retirement - Life Communities, Inc.
Obligated Group)	5.00	11/15/21	1,500,000	1,673,745
South Florida Water Management District,
COP (Master Lease Purchase Agreement)	5.00	10/1/20	1,500,000	1,672,110
				50,027,338
Georgia - 3.4%
Clarke County Hospital Authority,
RAC (Piedmont Healthcare, Inc. Project)	5.00	7/1/20	1,800,000	1,993,824
Clarke County Hospital Authority,
RAC (Piedmont Healthcare, Inc. Project)	5.00	7/1/21	2,000,000	2,276,820
Gwinnett County School District,
Sales Tax GO	5.00	8/1/20	4,000,000	4,467,280
Main Street Natural Gas, Inc.,
Gas Project Revenue (Guaranty
Agreement; JPMorgan Chase Bank)	5.00	3/15/19	2,000,000	2,113,740
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	5.00	1/1/19	2,315,000	2,437,093
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	4.00	1/1/21	2,000,000	2,153,660
				15,442,417
Illinois - 6.6%
Chicago,
Customer Facility Charge Senior Lien
Revenue (Chicago O'Hare International
Airport)	5.00	1/1/18	1,105,000	1,126,094
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/21	1,795,000	2,015,785
Chicago,
Second Lien Wastewater Transmission
Revenue	5.00	1/1/20	1,985,000	2,142,808
Chicago,
Second Lien Water Revenue	4.25	11/1/18	1,050,000	1,091,538
Chicago,
Second Lien Water Revenue	5.00	11/1/20	1,000,000	1,096,540
Greater Chicago Metropolitan Water
Reclamation District,
GO	5.00	12/1/19	1,700,000	1,851,368
Greater Chicago Metropolitan Water
Reclamation District,
GO	5.00	12/1/20	1,850,000	2,072,352
Illinois,
Sales Tax Revenue (Build Illinois Bonds)
(Insured; National Public Finance
Guarantee Corp.)	5.75	6/15/18	2,930,000	3,055,697

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.2% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Illinois - 6.6% (continued)
Illinois Finance Authority,
Revenue (OFS Healthcare System)	5.00	11/15/20	2,405,000	2,672,580
Illinois Finance Authority,
Revenue (The University of Chicago)	5.00	10/1/20	1,200,000	1,340,724
Illinois Finance Authority,
Revenue (The University of Chicago)	5.00	10/1/20	2,590,000	2,893,729
Northern Illinois Municipal Power Agency,
Power Project Revenue (Prairie State
Project)	5.00	12/1/20	1,000,000	1,106,640
Railsplitter Tobacco Settlement Authority,
Tobacco Settlement Revenue	5.00	6/1/18	5,500,000	5,693,050
Springfield,
Senior Lien Electric Revenue	5.00	3/1/20	2,000,000	2,176,980
				30,335,885
Indiana - 1.6%
Indianapolis Local Public Improvement
Bond Bank,
Revenue (Indianapolis Airport Authority
Project)	5.00	1/1/21	3,870,000	4,334,748
Richmond Hospital Authority,
Revenue (Reid Hospital Project)	5.00	1/1/20	1,000,000	1,079,760
Rockport,
PCR (Indiana Michigan Power Company
Project)	1.75	6/1/18	2,000,000	2,005,820
				7,420,328
Louisiana - 1.9%
East Baton Rouge Sewerage Commission,
Revenue	5.00	2/1/20	1,000,000	1,093,020
Louisiana Citizens Property Insurance
Corporation,
Assessment Revenue	5.00	6/1/20	3,100,000	3,398,468
Tobacco Settlement Financing Corporation
of Louisiana,
Tobacco Settlement Asset-Backed Bonds	5.00	5/15/18	4,250,000	4,380,645
				8,872,133
Maryland - 1.9%
Baltimore Convention Center Hotel,
Revenue (Convention Center Hotel
Project)	5.00	9/1/21	1,000,000	1,125,090
Maryland,
GO (State and Local Facilities Loan)	5.25	8/1/20	5,000,000	5,621,900
Maryland Health and Higher Educational
Facilities Authority,
Revenue (University of Maryland Medical
System Issue)	5.00	7/1/22	1,600,000	1,849,728
				8,596,718
Massachusetts - .2%
Massachusetts Development Finance
Agency,
Revenue (Suffolk University)	5.00	7/1/21	750,000	841,050
Michigan - 4.7%
Michigan Building Authority,
Revenue (Facilities Program)	5.00	4/15/20	2,200,000	2,427,326
Michigan Finance Authority,
HR (Henry Ford Health System)	5.00	11/15/21	1,125,000	1,283,558

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.2% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Michigan - 4.7% (continued)
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Water Supply System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/20	1,000,000	1,098,370
Michigan Finance Authority,
Local Government Loan Program
Revenue (School District of the City of
Detroit State Qualified Unlimited Tax GO
Local Project Bonds)	5.00	5/1/19	4,250,000	4,520,725
Michigan Finance Authority,
Student Loan Revenue	5.00	11/1/19	1,600,000	1,705,568
Michigan Finance Authority,
Unemployment Obligation Assessment
Revenue	5.00	1/1/21	3,000,000	3,231,120
University of Michigan Regents,
General Revenue	5.00	4/1/21	1,450,000	1,652,725
Wayne County Airport Authority,
Airport Revenue (Detroit Metropolitan
Wayne County Airport)	5.00	12/1/19	5,000,000	5,419,000
				21,338,392
Minnesota - .3%
Minneapolis-Saint Paul Metropolitan
Airports Commission,
Subordinate Airport Revenue	5.00	1/1/20	1,100,000	1,203,895
Missouri - 2.3%
Kansas City,
Sanitary Sewer System Improvement
Revenue	4.00	1/1/21	1,000,000	1,094,320
Missouri Development Finance Board,
Infrastructure Facilities Revenue
(Branson Landing Project)	5.00	6/1/20	3,960,000	4,335,527
Missouri Health and Educational Facilities
Authority,
Health Facilities Revenue (Saint Luke's
Health System, Inc.)	5.00	11/15/20	1,070,000	1,198,796
Missouri Joint Municipal Electric Utility
Commission,
Power Project Revenue (Iatan 2 Project)	4.00	1/1/19	1,500,000	1,563,510
Missouri Joint Municipal Electric Utility
Commission,
Power Project Revenue (Prairie State
Project)	5.00	12/1/19	2,335,000	2,541,157
				10,733,310
Nevada - 1.6%
Clark County,
Limited Tax GO Bond Bank Bonds
(Additionally Secured by Pledged
Revenues)	5.00	11/1/21	3,100,000	3,565,000
Clark County School District,
Limited Tax GO	5.00	6/15/21	3,500,000	3,982,720
				7,547,720

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey - 4.2%
New Jersey Economic Development
Authority,
Revenue	5.00	6/15/21	1,300,000		1,383,655
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.00	6/15/20	1,275,000		1,346,770
New Jersey Educational Facilities Authority,
Higher Education Facilities Trust Fund
Revenue	5.00	6/15/19	1,980,000		2,077,515
New Jersey Educational Facilities Authority,
Revenue (Stockton University Issue)	5.00	7/1/21	2,190,000		2,429,936
New Jersey Health Care Facilities Financing
Authority,
Revenue (Atlantic Health System
Hospital Corporation Issue)	5.00	7/1/20	2,000,000		2,212,860
New Jersey Higher Education Student
Assistance Authority,
Senior Student Loan Revenue	5.00	12/1/20	3,000,000		3,283,290
New Jersey Turnpike Authority,
Turnpike Revenue	1.46	1/1/18	2,500,000	[a]	2,499,500
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/19	3,720,000		3,933,937
					19,167,463
New Mexico - 2.6%
Albuquerque,
GO (General Purpose Bonds)	5.00	7/1/20	4,000,000		4,450,760
Albuquerque Bernalillo County Water Utility
Authority,
Senior Lien Joint Water and Sewer
System Revenue	5.00	7/1/20	1,675,000		1,865,330
New Mexico Municipal Energy Acquisition
Authority,
Gas Supply Revenue	1.22	8/1/17	5,395,000	[a]	5,394,460
					11,710,550
New York - 15.2%
Long Island Power Authority,
Electric System General Revenue	1.62	11/1/18	2,500,000	[a]	2,510,325
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/19	4,330,000		4,724,203
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/20	1,500,000		1,686,375
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/20	1,500,000		1,688,490
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/21	1,000,000		1,154,430
Nassau County,
GO (General Improvement)	5.00	1/1/20	5,000,000		5,463,200
New York City,
GO	5.00	8/1/19	5,750,000		6,205,342
New York City,
GO	5.00	8/1/20	3,830,000		4,266,314
New York City Industrial Development
Agency,
Senior Airport Facilities Revenue
(Transportation Infrastructure
Properties, LLC Obligated Group)	5.00	7/1/17	2,000,000		2,000,180

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 15.2% (continued)
New York City Transitional Finance
Authority,
Building Aid Revenue	5.00	7/15/20	1,500,000		1,670,070
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	2/15/19	3,535,000		3,765,129
New York State Dormitory Authority,
State Sales Tax Revenue	5.00	3/15/20	5,375,000		5,931,796
New York State Dormitory Authority,
State Sales Tax Revenue	5.00	3/15/20	4,000,000		4,419,160
New York State Thruway Authority,
General Revenue Junior Indebtedness
Obligations	5.00	5/1/19	3,000,000		3,208,470
New York Transportation Development
Corporation,
Special Facility Revenue (Terminal One
Group Association, L.P. Project)	5.00	1/1/19	5,000,000		5,275,200
Port Authority of New York and New Jersey,
(Consolidated Bonds, 185th Series)	5.00	9/1/20	3,400,000		3,778,046
Port Authority of New York and New Jersey,
(Consolidated Bonds, 195th Series)	5.00	10/1/21	2,500,000		2,855,225
Port Authority of New York and New Jersey,
Revenue (Consolidated Bonds-Two
Hundred Second)	5.00	10/15/21	2,000,000		2,286,220
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	1.05	12/3/19	5,000,000	[a]	4,977,850
TSASC, Inc. of New York,
Subordinate Tobacco Settlement Bonds	5.00	6/1/20	1,500,000		1,604,475
					69,470,500
North Carolina - .6%
Charlotte,
Water and Sewer System Revenue	5.00	7/1/20	2,400,000		2,673,456
Ohio - .3%
Franklin County,
Hospital Facilities Improvement Revenue
(OhioHealth Corporation)	5.00	5/15/21	1,275,000		1,446,641
Oklahoma - .3%
Oklahoma Turnpike Authority,
Oklahoma Turnpike System Second
Senior Revenue	5.00	1/1/21	1,275,000		1,434,630
Pennsylvania - 3.7%
Pennsylvania Economic Development
Financing Authority,
Revenue (University of Pittsburgh
Medical Center)	4.00	3/15/20	1,700,000		1,823,318
Pennsylvania Economic Development
Financing Authority,
Revenue (University of Pittsburgh
Medical Center)	5.00	2/1/22	1,665,000		1,927,104
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/21	2,135,000		2,398,438
Philadelphia,
Gas Works Revenue	5.00	8/1/20	4,335,000		4,763,688

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania - 3.7% (continued)
Philadelphia,
Gas Works Revenue	5.00	10/1/21	1,200,000		1,353,612
Philadelphia School District,
GO	5.00	9/1/21	4,250,000		4,603,855
					16,870,015
Rhode Island - 1.0%
Rhode Island Health and Educational
Building Corporation,
Hospital Financing Revenue (Lifespan
Obligation Group Issue)	5.00	5/15/21	2,250,000		2,479,478
Tobacco Settlement Financing Corporation
of Rhode Island,
Tobacco Settlement Asset-Backed Bonds	5.00	6/1/20	2,020,000		2,187,599
					4,667,077
Tennessee - 2.0%
Metropolitan Government of Nashville and
Davidson County,
GO	5.00	7/1/20	1,920,000		2,136,365
Tennessee Energy Acquisition Corporation,
Gas Project Revenue	5.25	9/1/21	2,000,000		2,242,540
Tennessee Energy Acquisition Corporation,
Gas Project Revenue (Guaranteed
Agreement; Goldman Sachs Group, Inc.)	5.00	2/1/21	2,905,000		3,176,588
Tennessee State School Bond Authority,
Higher Educational Facilities Second
Program Bonds	5.00	11/1/19	1,350,000		1,471,622
					9,027,115
Texas - 13.1%
Central Texas Regional Mobility Authority,
Senior Lien Revenue	5.00	1/1/21	1,000,000		1,115,010
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort Worth
International Airport)	5.00	11/1/18	1,000,000		1,052,340
Dallas County,
Combination Tax and Parking Garage
Revenue Certificates of Obligation	5.00	8/15/20	5,000,000		5,581,400
Denton,
Utility System Revenue	5.00	12/1/21	1,250,000		1,434,550
Dickinson Independent School District,
Unlimited Tax Bonds (Permanent School
Fund Guarantee Program)	5.00	2/15/20	3,260,000		3,583,588
Harris County-Houston Sports Authority,
Senior Lien Revenue	5.00	11/15/19	1,500,000		1,625,970
Houston,
Combined Utility System First Lien
Revenue	5.00	11/15/19	1,380,000		1,504,876
Houston,
Combined Utility System First Lien
Revenue	1.81	5/1/20	5,000,000	[a]	5,000,950
Houston,
Public Improvement GO	5.00	3/1/20	2,800,000		3,076,332
Houston Convention and Entertainment
Facilities Department,
Hotel Occupancy Tax and Special
Revenue	5.00	9/1/20	1,000,000		1,107,700

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.2% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Texas - 13.1% (continued)
Love Field Airport Modernization
Corporation,
General Airport Revenue	5.00	11/1/20	1,000,000	1,111,840
Lower Colorado River Authority,
Transmission Contract Revenue (Lower
Colorado River Authority Transmission
Services Corporation Project)	4.00	5/15/20	1,000,000	1,074,850
Lower Colorado River Authority,
Transmission Contract Revenue (Lower
Colorado River Authority Transmission
Services Corporation Project)	5.00	5/15/20	1,075,000	1,185,682
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/20	2,000,000	2,182,160
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/21	1,000,000	1,121,550
North Texas Tollway Authority,
Second Tier System Revenue	5.00	1/1/20	1,025,000	1,113,324
Plano Independent School District,
Unlimited Tax Bonds (Permanent School
Fund Guarantee Program)	5.00	2/15/21	2,040,000	2,311,238
Rockwall,
Improvement GO	5.00	8/1/20	4,695,000	5,220,746
San Antonio,
Electric and Gas Systems Junior Lien
Revenue	5.00	2/1/20	6,000,000	6,591,660
San Antonio,
Water System Junior Lien Revenue	5.00	5/15/19	1,000,000	1,071,490
Texas,
GO (College Student Loan Bonds)	5.00	8/1/21	4,115,000	4,702,704
Texas Transportation Commission,
State Highway Fund First Tier Revenue	5.00	10/1/20	3,000,000	3,364,590
Texas Transportation Commission,
State Highway Fund First Tier Revenue	5.00	10/1/21	2,000,000	2,307,400
Waco,
Combination Tax and Revenue
Certificates of Obligation	5.00	2/1/20	1,500,000	1,647,120
				60,089,070
Utah - 1.0%
Intermountain Power Agency,
Subordinated Power Supply Revenue	5.00	7/1/19	2,000,000	2,148,300
Salt Lake City,
Airport Revenue (Salt Lake International
Airport)	5.00	7/1/22	2,000,000	2,312,700
				4,461,000
Virginia - 1.9%
Fairfax County Industrial Development
Authority,
Health Care Revenue (Inova Health
System Project)	5.00	5/15/21	1,000,000	1,138,270
Richmond,
Public Utility Revenue	5.00	1/15/20	6,900,000	7,569,990
				8,708,260
Washington - 3.6%
King County School District,
GO (Bellevue School District Number
405)	5.00	12/1/21	1,550,000	1,796,109

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.2% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Washington - 3.6% (continued)
Port of Seattle,
Intermediate Lien Revenue	5.00	4/1/20	3,000,000	3,295,290
Seattle,
Municipal Light and Power Revenue	5.00	4/1/20	2,000,000	2,208,600
Seattle,
Water System Improvement Revenue	5.00	5/1/20	2,500,000	2,767,775
Tobacco Settlement Authority of
Washington,
Tobacco Settlement Revenue	5.00	6/1/18	3,650,000	3,777,421
Washington,
GO (Various Purpose)	5.00	7/1/20	2,465,000	2,742,781
				16,587,976
Wisconsin - 1.2%
Public Finance Authority of Wisconsin,
Lease Development Revenue (KU
Campus Development Corporation -
Central District Development Project)	5.00	3/1/20	2,000,000	2,175,140
Wisconsin,
GO	5.00	5/1/19	3,000,000	3,216,420
				5,391,560

Total Investments (cost $452,364,727)			99.2%	454,725,567
Cash and Receivables (Net)			0.8%	3,477,867
Net Assets			100.0%	458,203,434

a	Variable rate security—rate shown is the interest rate in effect at period end.

STATEMENT OF INVESTMENTS
Dreyfus Short-Intermediate Municipal Bond Fund
June 30, 2017 (Unaudited)

The following is a summary of the inputs used as of June 30, 2017 in valuing the fund’s investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:

Municipal Bonds†	-	454,725,567	-	454,725,567

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”) Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At June 30, 2017, accumulated net unrealized appreciation on investments was $2,360,840, consisting of $3,123,856 gross unrealized appreciation and $763,016 gross unrealized depreciation.

At June 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Short-Intermediate Municipal Bond Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 16, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    August 16, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)